Warrants (Details 2) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants	522,009		522,009	478,828
Warrant liability			$ 11,518	$ 15,343
Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants		238,189			238,189
Exercise price of warrants		$ 3,000,000.0			$ 0.04
Warrant liability	$ 0		2,900		$ 700
Warrants and Rights Subject to Mandatory Redemption [Member] | Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Issuances upon exercise of common stock warrants					238,189
Exercise price of warrants					$ 0.04
Warrant liability			$ 2,900	$ 2,500	$ 700